[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)



MONEY MARKET
       FUNDS






SEMIANNUAL REPORT
               2000




FIRST AMERICAN
FUNDS, INC.

FIRST AMERICAN

            FAMILY OF FUNDS



INVESTMENTS FOR EVERY GOAL

First American Funds offers a full range of investment strategies to help you create a personalized, diversified portfolio. With our disciplined focus on consistent, competitive performance and highly developed team approach to investment decision making, First American Funds can help build a winning strategy for any investor.


         HIGHER RISK    (o) EQUITY FUNDS
AND RETURN POTENTIAL     |
                         |
                        (*) FUNDS OF FUNDS
                         |
                         |
                        (*) BOND FUNDS
                         |
                         |
                        (*) TAX FREE BOND FUNDS
                         |
                         |
                        (*) MONEY MARKET FUNDS
                         |
                         |    GOVERNMENT OBLIGATIONS
                         |    PRIME OBLIGATIONS
                         |    TAX FREE OBLIGATIONS
                         |    TREASURY OBLIGATIONS
                         |
          LOWER RISK    (o)
AND RETURN POTENTIAL


TABLE OF CONTENTS

Message to Shareholders                                                      1
--------------------------------------------------------------------------------
Statements of Net Assets                                                     2
--------------------------------------------------------------------------------
Statements of Operations                                                    11
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Statements of Changes in Net Assets                                         12
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Financial Highlights                                                        14
--------------------------------------------------------------------------------
Notes to Financial Statements                                               18
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Notice to Shareholders                                                      22
--------------------------------------------------------------------------------
Tribute to David T. Bennett                                                 23
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NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

MESSAGE TO SHAREHOLDERS  MARCH 31, 2000



     DEAR SHAREHOLDERS:

     On behalf of the board of directors of First American Funds, thank you for the opportunity to manage your mutual fund investments. If you are a new investor, we welcome you to the First American family of funds. If you are a long-term investor, we are again proud to meet your ongoing investment needs.

     Investors experienced rapidly changing markets over the past six months. The Dow Jones Industrial Average (the "Dow") moved steadily upward during the fourth quarter of 1999, only to surrender its gains early in the first quarter of this year due to concerns over rising interest rates. The Dow regained momentum late in the first quarter after investors looked past rate hikes to another period of strong corporate profits. During the same period, the Nasdaq reached record heights only to suffer a dramatic correction.

     Rising interest rates have helped individual and institutional investors capture additional yields on money market funds. In fact, money market yields are currently at their highest levels in recent years. At the same time, money market funds provide investors with a convenient place to hold cash while evaluating other investment opportunities.

     Within this report, you'll find financial statements on the First American money market funds during the past six months, plus a complete list of fund holdings. In addition, the Notice to Shareholders section contains important shareholder information.

     In closing, we encourage you to maintain a diversified portfolio and to stay the course amid volatile markets. Although dramatic fluctuations are becoming commonplace, investors may be able to better weather volatility through balanced portfolios, coupled with a disciplined investment approach.

     Thank you for your confidence in First American Funds.

     Sincerely,


     /s/ Virginia L. Stringer             /s/ Paul A. Dow


     VIRGINIA L. STRINGER                 PAUL A. DOW

     Chair                                Chief Investment Officer and President
     First American Funds, Inc.           First American Asset Management


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000      1)

STATEMENTS OF NET ASSETS  MARCH 31, 2000 (UNAUDITED)

GOVERNMENT OBLIGATIONS FUND

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 68.4%
Export-Import Bank
     6.180%, 04/17/00 (A) (B)                          $ 34,356       $ 34,355
FFCB
     5.800%, 04/20/00                                    10,000          9,969
     5.000%, 05/03/00                                    10,000          9,999
     5.800%, 06/12/00                                    13,000         12,849
FHLB
     6.155%, 04/03/00 (A)                                50,000         49,999
     6.205%, 04/03/00 (A)                               100,000         99,978
     6.270%, 04/04/00 (A)                                45,000         45,002
     4.970%, 04/20/00                                    10,000         10,000
     5.010%, 04/28/00                                    10,000         10,000
     5.050%, 05/19/00                                    15,000         14,996
     5.125%, 05/19/00                                    10,000          9,999
     5.200%, 05/26/00                                    20,000         19,998
     5.415%, 06/14/00                                    10,000          9,998
     4.380%, 10/23/00                                     9,250          9,167
     6.400%, 02/09/01                                    15,000         14,984
FHLMC
     5.720%, 04/04/00                                   100,000         99,951
     5.920%, 04/11/00                                    66,388         66,279
     5.678%, 04/18/00 (A)                                50,000         49,995
     6.000%, 04/25/00                                    30,000         29,880
     6.395%, 05/16/00                                    10,000         10,010
     5.491%, 06/02/00                                    15,000         14,865
     6.015%, 06/29/00                                    15,820         15,605
     5.440%, 08/10/00                                    10,000          9,802
     6.308%, 01/16/01                                    40,000         38,071
     6.308%, 01/16/01                                    30,000         28,515
     6.717%, 03/29/01                                    10,000          9,368
FNMA
     6.195%, 04/03/00 (A)                               100,000         99,946
     5.670%, 04/07/00                                    19,276         19,258
     5.580%, 04/17/00                                    64,797         64,636
     4.980%, 04/20/00                                    10,000         10,000
     5.953%, 04/22/00 (A)                                50,000         49,974
     5.950%, 05/19/00                                    25,000         24,808
     5.650%, 06/12/00                                     7,060          7,058
     6.250%, 06/16/00                                    10,000         10,013
     5.485%, 08/11/00                                    10,000          9,799
     5.520%, 09/27/00                                    10,000          9,726
     5.760%, 10/02/00                                    15,000         14,985
     5.890%, 11/24/00                                    10,000          9,995
     5.280%, 02/20/01                                    11,750         11,627
     6.450%, 03/09/01                                    10,000          9,997
     5.625%, 03/15/01                                     5,490          5,445
SLMA
     6.145%, 04/04/00 (A)                                52,400         52,348
     6.585%, 04/04/00 (A)                                50,000         49,995
                                                                   -------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
     (Cost $1,193,244)                                               1,193,244
                                                                   -------------

OTHER U.S. GOVERNMENT OBLIGATIONS -- 9.6%
Nebhelp (LOC: SLMA)
     5.820%, 04/03/00                                    18,094         18,088
     6.064%, 04/13/00                                    22,077         22,032
New Hampshire Higher Education (LOC: SLMA)
     5.850%, 05/03/00                                    19,978         19,874

GOVERNMENT OBLIGATIONS FUND (CONCLUDED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Secondary Market Services (LOC: SLMA)
     6.022%, 04/19/00                                  $ 23,329       $ 23,259
     5.950%, 04/24/00                                    50,000         49,810
     6.001%, 04/24/00                                    34,377         34,246
                                                                   -------------

TOTAL OTHER U.S. GOVERNMENT OBLIGATIONS
     (Cost $167,309)                                                   167,309
                                                                   -------------

REPURCHASE AGREEMENT -- 22.1%
C S First Boston
     6.150%, dated 03/31/00,
     matures 04/03/00, repurchase price
     $386,608,034 (collateralized by
     U.S. Government Agency Obligations:
     total market value $406,071,261)                   386,542        386,542
                                                                   -------------

TOTAL REPURCHASE AGREEMENT
     (Cost $386,542)                                                   386,542
                                                                   -------------

TOTAL INVESTMENTS -- 100.1%
     (Cost $1,747,095)                                               1,747,095
                                                                   -------------
OTHER ASSETS AND LIABILITIES, NET -- (0.1%) (C)                         (2,114)
                                                                   -------------
NET ASSETS -- 100.0%
Portfolio Capital--Class A ($.01 par value--
     20 billion authorized) based on
     436,843,662 outstanding shares                                    436,812
Portfolio Capital--Class D ($.01 par value--
     20 billion authorized) based on
     402,611,612 outstanding shares                                    402,611
Portfolio Capital--Class Y ($.01 par value--
     20 billion authorized) based on
     905,854,948 outstanding shares                                    905,855
Distributions in excess of net investment income                           (38)
Accumulated net realized loss on investments                              (259)
                                                                   -------------
TOTAL NET ASSETS -- 100.0%                                          $1,744,981
                                                                   -------------
Net asset value, offering price, and redemption
     price per share -- Class A                                          $1.00
                                                                   -------------
Net asset value, offering price, and redemption
     price per share -- Class D                                          $1.00
                                                                   -------------
Net asset value, offering price, and redemption
     price per share -- Class Y                                          $1.00
                                                                   -------------

(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2000. The date shown is the next reset date.

(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors" These securities have been determined to be liquid under guidelines established by the Board of Directors.

(C) Other assets and liabilities representing greater than 5 percent of the total net assets include the following amounts (000):

      Cash collateral received for securities on loan     $423,583

      Payable upon return of securities on loan          $(423,583)

FFCB--Federal Farm Credit Bank
FHLB--Federal Home Loan Bank
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
LOC--Letter of Credit
SLMA--Student Loan Mortgage Association


The accompanying notes are an integral part of the financial statements.


(2      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

PRIME OBLIGATIONS FUND

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 67.3%
BROKERAGE -- 13.0%
Goldman Sachs
     5.907%, 04/03/00                                $  100,000     $   99,968
     5.994%, 05/02/00                                    62,000         61,684
     6.080%, 05/22/00                                   100,000         99,139
     6.121%, 05/22/00                                    50,000         49,571
JP Morgan
     5.908%, 04/07/00                                   100,000         99,903
     5.889%, 04/11/00                                   200,000        199,676
Merrill Lynch
     5.873%, 04/04/00                                    50,000         49,976
     5.925%, 04/10/00                                   100,000         99,853
     5.911%, 04/13/00                                   100,000         99,804
     5.981%, 05/03/00                                    30,000         29,842
Morgan Stanley Dean Witter
     6.525%, 04/03/00 (B)                               300,000        300,000
     6.009%, 05/09/00                                   100,000         99,372
Salomon Smith Barney Holdings
     5.906%, 04/14/00                                    50,000         49,894
     5.911%, 04/18/00                                    50,000         49,862
     5.925%, 04/19/00                                    50,000         49,853
     5.926%, 04/20/00                                    50,000         49,845
     6.079%, 05/03/00                                   100,000         99,464
                                                                   -------------
                                                                     1,587,706
                                                                   -------------
CAPTIVE FINANCE -- 8.3%
American Express Credit
     5.885%, 04/04/00                                   100,000         99,951
     6.060%, 04/06/00                                   100,000         99,916
     6.074%, 04/13/00                                   100,000         99,798
Ford Motor Credit
     6.057%, 04/07/00                                   100,000         99,899
     6.098%, 04/07/00                                   150,000        149,848
General Motors Acceptance
     5.859%, 04/03/00                                    50,000         49,984
     5.906%, 04/24/00                                    50,000         49,813
     5.964%, 05/03/00                                   100,000         99,476
     5.965%, 05/04/00                                   100,000         99,460
     6.194%, 06/19/00                                   100,000         98,659
Met Life Funding
     6.062%, 04/25/00                                    60,327         60,085
                                                                   -------------
                                                                     1,006,889
                                                                   -------------
COMMERCIAL FUNDING CORPORATIONS -- 25.1%
Asset Securitization
     5.885%, 04/05/00 (A)                                50,000         49,968
     6.068%, 04/10/00 (A)                                95,000         94,856
     5.978%, 05/01/00 (A)                               100,000         99,508
Corporate Asset Funding
     5.924%, 04/18/00 (A)                                50,000         49,861
     5.915%, 04/24/00 (A)                                63,000         62,765
     6.113%, 05/17/00 (A)                                75,000         74,420
Edison Asset Securitization (Guarantor: 10% GECC)
     5.902%, 04/06/00 (A)                                75,783         75,721
     5.957%, 04/26/00 (A)                                59,408         59,164
Fleet Funding
     5.895%, 04/04/00 (A)                               100,777        100,728
     5.897%, 04/05/00 (A)                                86,293         86,237
     6.116%, 05/08/00 (A)                                57,767         57,407

PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Galaxy Funding
     6.091%, 04/19/00 (A)                            $   70,000     $   69,788
     6.116%, 04/24/00 (A)                                50,000         49,806
     6.116%, 04/25/00 (A)                                65,000         64,737
     6.118%, 04/27/00 (A)                               100,000         99,561
     6.147%, 05/12/00 (A)                                34,900         34,658
     6.112%, 05/15/00 (A)                                50,000         49,630
     6.203%, 06/12/00 (A)                                22,000         21,731
     6.270%, 07/10/00 (A)                                42,000         41,283
International Securitization
     5.900%, 04/03/00 (A)                                50,000         49,984
     5.981%, 04/04/00 (A)                                40,000         39,980
     6.102%, 04/12/00 (A)                                42,060         41,982
     6.082%, 04/13/00 (A)                                85,900         85,727
     6.001%, 04/14/00 (A)                                70,363         70,211
     6.102%, 04/20/00 (A)                               100,000         99,680
Moat Funding LLC (Guarantor: 31% Chase)
     6.085%, 04/04/00 (A)                                75,000         74,962
     5.963%, 04/05/00 (A)                               100,000         99,934
     5.893%, 04/06/00 (A)                               100,000         99,919
     6.134%, 05/12/00 (A)                                33,856         33,621
     6.159%, 07/18/00 (A)                               100,000         98,200
Pooled Accounts Receivable Capital (Guarantor: 37% MBIA)
     5.979%, 04/03/00 (A)                                56,715         56,697
     5.952%, 04/14/00 (A)                                44,699         44,604
     6.135%, 04/14/00 (A)                                48,335         48,231
     5.924%, 04/18/00 (A)                                30,279         30,195
     5.969%, 04/19/00 (A)                                30,601         30,511
     6.172%, 07/06/00 (A)                                50,000         49,197
Quincy Capital
     5.903%, 04/05/00 (A)                               100,000         99,935
     5.912%, 04/07/00 (A)                                67,727         67,661
     6.046%, 04/12/00 (A)                                50,000         49,908
     5.958%, 04/18/00 (A)                                80,000         79,776
     5.930%, 04/18/00 (A)                                51,247         51,104
     5.998%, 05/15/00 (A)                                50,000         49,639
Receivables Capital
     5.898%, 04/10/00 (A)                                31,000         30,955
     5.901%, 04/10/00 (A)                                90,019         89,887
     5.912%, 04/10/00 (A)                                41,314         41,253
     6.046%, 04/12/00 (A)                                48,996         48,906
     5.932%, 04/17/00 (A)                                48,050         47,924
     5.987%, 04/19/00 (A)                                59,000         58,824
     6.152%, 05/10/00 (A)                                45,000         44,702
                                                                   -------------
                                                                     3,055,938
                                                                   -------------
COMMERCIAL/INDUSTRIAL -- 1.1%
Marsh & McLennan
     6.084%, 04/12/00                                    50,000         49,907
National Rural Utilities
     6.111%, 05/18/00                                    80,000         79,367
                                                                   -------------
                                                                       129,274
                                                                   -------------
DIVERSIFIED FINANCE -- 2.8%
Allianz America Finance
     5.980%, 05/01/00 (A)                                89,485         89,044
     5.980%, 05/08/00 (A)                                30,000         29,817
General Electric Capital
     5.868%, 04/20/00                                    50,000         49,851
     5.903%, 04/27/00                                    30,000         29,877
     6.182%, 06/16/00                                   100,000         98,712
     6.095%, 07/20/00                                    50,000         49,109
                                                                   -------------
                                                                       346,410
                                                                   -------------


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000      3)

STATEMENTS OF NET ASSETS  MARCH 31, 2000 (UNAUDITED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
DOMESTIC BANKS -- 6.2%
Cofco Capital (LOC: BankAmerica)
     6.225%, 06/20/00                                $   30,000     $   29,591
Enterprise Funding (Guarantor: BankAmerica)
     5.932%, 04/17/00 (A)                                34,725         34,634
Kittyhawk Funding (Guarantor: BankAmerica)
     5.938%, 04/06/00 (A)                                61,200         61,150
     5.910%, 04/17/00 (A)                                45,500         45,382
     6.110%, 04/25/00 (A)                                35,070         34,928
     6.036%, 05/22/00 (A)                                49,000         48,586
     6.215%, 06/21/00 (A)                               100,000         98,623
     6.392%, 09/20/00 (A)                                50,000         48,521
Variable Funding Capital (Guarantor: First Union)
     5.920%, 04/10/00 (A)                               100,000         99,853
     6.113%, 04/11/00 (A)                                49,505         49,421
     6.079%, 04/20/00 (A)                                50,000         49,840
     6.105%, 04/24/00 (A)                               100,000         99,612
     6.127%, 04/24/00 (A)                                60,000         59,766
                                                                   -------------
                                                                       759,907
                                                                   -------------
DOMESTIC BRANCH, FOREIGN BANK -- 1.8%
China Merchants Cayman (LOC: ABN AMRO, Chicago)
     6.143%, 05/24/00                                    65,000         64,418
Galicia Buenos Aires Funding
     (LOC: Dresdner Bank, New York)
     6.242%, 06/22/00                                   100,000         98,599
Sinochem American (LOC: ABN AMRO, New York)
     5.980%, 04/03/00                                    20,000         19,993
     5.939%, 04/04/00                                    30,300         30,285
                                                                   -------------
                                                                       213,295
                                                                   -------------
FOREIGN BANK -- 0.8%
Banco Itau (LOC: Barclays Bank)
     5.997%, 05/26/00                                    20,000         19,825
CSN Overseas (LOC: Barclays Bank)
     6.340%, 08/31/00                                    75,000         73,053
                                                                   -------------
                                                                        92,878
                                                                   -------------
FOREIGN FUNDING CORPORATIONS -- 1.4%
Dorada Finance
     5.976%, 04/10/00 (A)                                25,000         24,964
     5.991%, 04/25/00 (A)                                30,000         29,885
Four Winds Funding (Guarantor: 49% Commerzbank) (A)
     6.089%, 04/20/00                                    83,500         83,233
K2 USA LLC
     5.955%, 05/30/00 (A)                                36,500         36,159
                                                                   -------------
                                                                       174,241
                                                                   -------------
RETAIL FUNDING CORPORATIONS -- 6.8%
Dakota Trust Certificates (LOC: Citibank Credit Card Trust)
     5.957%, 04/04/00 (A)                                50,000         49,976
     5.956%, 04/04/00 (A)                                75,000         74,963
     5.973%, 04/05/00 (A)                                25,000         24,984
     5.891%, 04/06/00 (A)                                50,000         49,959
     5.957%, 04/20/00 (A)                                75,000         74,768
     5.948%, 04/24/00 (A)                                50,000         49,812
     5.920%, 04/25/00 (A)                                75,000         74,704

PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Providian Master Trust Series 1993-3
     5.924%, 04/18/00 (A)                            $   28,600     $   28,521
     6.006%, 04/19/00 (A)                                49,000         48,854
     5.953%, 04/26/00 (A)                                54,322         54,099
     6.030%, 05/05/00 (A)                                80,297         79,844
     6.135%, 05/05/00 (A)                                24,076         23,938
     6.097%, 05/10/00 (A)                               100,000         99,346
     6.116%, 05/18/00 (A)                                50,000         49,605
     6.152%, 05/22/00 (A)                                50,000         49,569
                                                                   -------------
                                                                       832,942
                                                                   -------------

TOTAL COMMERCIAL PAPER
     (Cost $8,199,480)                                               8,199,480
                                                                   -------------

CORPORATE OBLIGATIONS -- 25.6%
BROKERAGE -- 3.4%
Bear Stearns
     6.625%, 07/28/00 (B)                               200,000        200,000
Goldman Sachs
     6.120%, 04/17/00 (A) (B)                            88,000         88,000
WFP Tower B Finance Short Term Trust
     (Guarantor: Merrill Lynch)
     6.121%, 07/07/00 (A) (B)                           120,340        120,340
                                                                   -------------
                                                                       408,340
                                                                   -------------
COMMERCIAL INDUSTRIAL -- 0.3%
Wal-Mart
     5.850%, 06/01/18                                    46,050         46,042
                                                                   -------------
DIVERSIFIED FINANCE -- 0.6%
General Electric Capital
     5.976%, 04/12/00 (A) (B)                            75,000         75,001
                                                                   -------------
FOREIGN BANK -- 1.7%
Restructured Asset Securities 1998-MM-7-1
     (Guarantor: Caisse Des Depots)
     5.930%, 04/17/00 (A) (B)                           208,000        207,969
                                                                   -------------
FOREIGN FUNDING CORPORATIONS -- 13.2%
Beta Finance
     6.835%, 04/04/00 (A) (B)                           110,000        110,000
     6.069%, 04/12/00 (A) (B)                           100,000         99,995
     5.160%, 04/17/00 (A)                                30,000         30,000
     6.580%, 01/16/01 (A)                                55,000         55,000
Centauri (CC USA LLC)
     5.200%, 04/03/00 (A)                                25,000         25,000
     6.360%, 04/03/00 (A) (B)                           100,000        100,000
     6.810%, 02/15/01 (A)                               100,000        100,000
     6.820%, 02/15/01 (A)                                50,000         50,000
     6.418%, 04/06/01 (A) (B)                           100,000        100,000
Dorada Finance
     6.315%, 04/03/00 (A) (B)                           100,000        100,000
     6.418%, 04/04/00 (A) (B)                           125,000        125,000
     5.200%, 04/07/00 (A)                                20,000         20,000
     5.615%, 06/15/00 (A)                                50,000         50,000
     6.130%, 10/13/00 (A)                                30,000         30,000


The accompanying notes are an integral part of the financial statements.


(4      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
K2 USA LLC
     6.230%, 04/03/00 (A) (B)                        $  100,000     $  100,001
     5.260%, 05/08/00 (A)                                50,000         50,000
     5.260%, 05/15/00 (A)                                50,000         50,000
     5.380%, 05/25/00 (A)                                50,000         50,000
     5.800%, 07/06/00 (A)                                50,000         50,000
     5.920%, 07/31/00 (A)                                25,000         25,001
     6.780%, 02/02/01 (A)                                42,000         42,000
Sigma Finance
     6.520%, 04/03/00 (A) (B)                           100,000        100,000
     5.440%, 05/24/00 (A)                                25,000         25,000
     5.732%, 06/28/00 (A)                                30,000         30,000
     6.620%, 01/19/01 (A)                                40,000         40,000
     6.610%, 01/26/01 (A)                                50,000         50,000
                                                                   -------------
                                                                     1,606,997
                                                                   -------------
INSURANCE -- 6.4%
Allstate Life Insurance
     6.209%, 04/03/00 (B) (C)                           150,000        150,000
Anchor National Life Insurance Investment
     6.250%, 04/03/00 (B) (C)                            75,000         75,000
Monumental Life Insurance
     6.069%, 04/03/00 (B) (C)                           400,000        400,000
Sun Life Insurance of America
     6.370%, 04/03/00 (B) (C)                            75,000         75,000
     6.500%, 04/03/00 (B) (C)                            75,000         75,000
                                                                   -------------
                                                                       775,000
                                                                   -------------

TOTAL CORPORATE OBLIGATIONS
     (Cost $3,119,349)                                               3,119,349
                                                                   -------------

CERTIFICATES OF DEPOSIT -- 4.6%
Bayerische Landesbank NY
     6.250%, 04/03/00 (B)                                63,000         62,985
Bayerische Landesbank NY
     6.610%, 03/07/01                                    25,000         24,977
Deutsche Bank NY
     5.150%, 04/28/00                                   100,000         99,921
National Westminster NY
     6.695%, 03/01/01                                    50,000         49,983
Royal Bank of Canada NY
     6.470%, 01/08/01                                    50,000         49,983
UBS AG Stamford
     5.340%, 05/24/00                                    50,000         49,996
     5.340%, 05/30/00                                    10,000          9,996
     6.105%, 11/29/00                                    25,000         24,989
     6.200%, 12/04/00                                    25,000         24,987
     6.195%, 12/08/00                                    50,000         49,977
     6.220%, 12/11/00                                    50,000         49,975
     6.380%, 12/26/00                                    65,000         64,973
                                                                   -------------

TOTAL CERTIFICATES OF DEPOSIT
     (Cost $562,742)                                                   562,742
                                                                   -------------

PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.4%
FHLMC
     6.308%, 01/16/01                                $   50,000     $   47,624
                                                                   -------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
     (Cost $47,624)                                                     47,624
                                                                   -------------

EURO TIME DEPOSITS -- 2.3%
Fifth Third Cincinnati Bank
     5.156%, 04/03/00                                   284,701        284,701
                                                                   -------------

TOTAL EURO TIME DEPOSITS
     (Cost $284,701)                                                   284,701
                                                                   -------------

REPURCHASE AGREEMENTS -- 1.7%
CS First Boston
     6.15%, dated 03/31/00, matures 04/03/00,
     repurchase price $113,447,382 (collateralized
     by U.S. Government Agency Obligations: total
     market value $116,933,925)                         113,458        113,458
Donaldson Lufkin & Jenrette
     6.08%, dated 03/31/00, matures
     04/03/00, repurchase price $88,945,019
     (collateralized by U.S. Treasury Obligations:
     total market value $90,709,170)                     88,930         88,930
                                                                   -------------

TOTAL REPURCHASE AGREEMENTS
     (Cost $202,388)                                                   202,388
                                                                   -------------

TOTAL INVESTMENTS -- 101.9%
     (Cost $12,416,284)                                             12,416,284
                                                                   -------------
OTHER ASSETS AND LIABILITIES, NET -- (1.9%)                           (230,377)
                                                                   -------------
NET ASSETS -- 100.0%
Portfolio Capital--Class A ($.01 par value--
     20 billion authorized) based on
     4,703,893,431 outstanding shares                                4,703,873
Portfolio Capital--Class B ($.01 par value--
     20 billion authorized) based on
     4,003,141 outstanding shares                                        4,001
Portfolio Capital--Class C ($.01 par value--
     20 billion authorized) based on
     136,601 outstanding shares                                            137
Portfolio Capital--Class D ($.01 par value--
     20 billion authorized) based on
     427,947,259 outstanding shares                                    427,947
Portfolio Capital--Class Y ($.01 par value--
     20 billion authorized) based on
     7,050,069,807 outstanding shares                                7,050,023
Undistributed net investment income                                        121
Accumulated net realized loss on investments                              (195)
                                                                   -------------
TOTAL NET ASSETS -- 100.0%                                         $12,185,907
                                                                   -------------


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000      5)

STATEMENTS OF NET ASSETS  MARCH 31, 2000 (UNAUDITED)

PRIME OBLIGATIONS FUND (CONCLUDED)

DESCRIPTION
--------------------------------------------------------------------------------
Net asset value, offering price, and redemption
     price per share -- Class A                                          $1.00
                                                                   -------------
Net asset value, offering price, and redemption
     price per share -- Class B                                          $1.00
                                                                   -------------
Net asset value, offering price, and redemption
     price per share -- Class C                                          $1.00
                                                                   -------------
Net asset value, offering price, and redemption
     price per share -- Class D                                          $1.00
                                                                   -------------
Net asset value, offering price, and redemption
     price per share -- Class Y                                          $1.00
                                                                   -------------

(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.

(B) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2000. The date shown is the next reset date.

(C) Private Placement Securities considered illiquid investments under guidelines established by the Board of Directors.

CC--Chamber of Commerce
FHLMC--Federal Home Loan Mortgage Corporation
GECC--General Electric Capital Corporation
LOC--Letter of Credit
LLC--Limited Liability Corporation
MBIA--Municipal Bond Insurance Association
WFP--World Financial Properties

TAX FREE OBLIGATIONS FUND

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 94.0%
ALABAMA -- 1.4%
Jefferson County Sewer Revenue,
     Series A54 (RB) (INS: FGIC)
     4.000%, 04/07/00 (A) (C)                          $ 10,000       $ 10,000
                                                                   -------------
ALASKA -- 1.1%
Alaska State Housing Finance
     (RB) (INS: MBIA)
     4.000%, 04/07/00 (A) (C)                             7,355          7,355
                                                                   -------------
COLORADO -- 0.4%
Colorado State Educational Facility Authority,
     Naropa University Project
     (LOC: Norwest Expires: 11/15/09) (RB)
     3.900%, 04/07/00 (A)                                 3,000          3,000
                                                                   -------------
DELAWARE -- 0.4%
Delaware State Series A (GO)
     4.400%, 03/01/01                                     3,000          3,007
                                                                   -------------
DISTRICT OF COLUMBIA -- 1.4%
District of Columbia Consortium Revenue Authority
     (LOC: First Union Expires: 06/16/03) (RB)
     3.900%, 04/07/00 (A)                                10,000         10,000
                                                                   -------------
GEORGIA -- 1.5%
Dekalb County Pollution Control Revenue
     (GTY: General Motors Corp.) (RB)
     4.000%, 04/07/00 (A)                                 9,000          9,000
Muscogee County School District (GTY: AMBAC) (GO)
     4.500%, 11/01/00                                     1,750          1,754
                                                                   -------------
                                                                        10,754
                                                                   -------------
IDAHO -- 0.7%
Boise Urban Renewal Agency, Parking Revenue
     (LOC: BankAmerica Expires: 09/07/03) (RB)
     3.900%, 04/07/00 (A)                                 5,250          5,250
                                                                   -------------
ILLINOIS -- 6.6%
Chicago Gas Supply Revenue (GTY: Peoples Gas
     Light & Coke Co.) (RB)
     3.900%, 04/07/00 (A)                                12,000         12,000
Chicago, Series A (GO) (INS: MBIA)
     4.750%, 01/01/01                                     2,460          2,472
City of Chicago, ABN AMRO Munitops 1998-3
     (GO) (INS: FGIC)
     4.030%, 04/07/00 (A) (C)                            10,000         10,000
Illinois State Development Finance Authority,
     American College of Surgeons Project
     (LOC: Northern Trust Expires: 08/31/01) (RB)
     3.950%, 04/07/00 (A)                                 4,000          4,000
Illinois State Health Facilities Authority,
     Streeterville Corporation, Series A
     (LOC: First National Bank of Chicago
     Expires: 08/31/02) (RB)
     3.950%, 04/07/00 (A)                                 9,900          9,900


The accompanying notes are an integral part of the financial statements.


(6      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Schaumburg, Multifamily Housing
     (GTY: Merrill Lynch & Co.) (RB)
     4.140%, 04/07/00 (A) (C)                           $ 9,000        $ 9,000
                                                                   -------------
                                                                        47,372
                                                                   -------------
INDIANA -- 0.3%
Evansville Economic Development Authority
     (LOC: Citibank Expires: 11/01/00) (RB)
     4.100%, 04/07/00 (A) (C)                             2,500          2,500
                                                                   -------------
KENTUCKY -- 6.5%
Breckenridge County Lease Program Revenue
     (LOC: Firstar Bank Expires: 12/15/02) (RB)
     3.900%, 04/07/00 (A)                                24,500         24,500
Clark County Pollution Control Revenue
     (GTY: CFC) (RB)
     3.700%, 04/15/00 (A)                                 9,815          9,815
Jeffersontown Lease Program, League of Cities
     Funding (GTY: Firstar Bank
     Expires: 03/15/03) (RB)
     3.900%, 04/07/00 (A)                                 5,000          5,000
Louisville & Jefferson County Sewer District
     (RB) (INS: FGIC)
     4.000%, 04/07/00 (A) (C)                             7,000          7,000
                                                                   -------------
                                                                        46,315
                                                                   -------------
MARYLAND -- 2.7%
Anne Arrundel County (GO)
     4.500%, 05/15/00                                     4,345          4,351
Montgomery County School Improvements
     Series A (GO)
     4.875%, 05/01/00                                     5,750          5,756
Washington Suburban Sanitary District,
     Pre-refunded @ 102 (GO)
     6.900%, 08/01/00 (B)                                 8,625          8,893
                                                                   -------------
                                                                        19,000
                                                                   -------------
MICHIGAN -- 5.1%
Hannahville Indian Community Finance & Building
     Authority, Building Program, Series A
     (LOC: First of America
     Expires: 06/15/05) (RB)
     3.950%, 04/07/00 (A) (C)                             4,000          4,000
Michigan State Hospital Finance Authority
     (LOC: National City Bank
     Expires: 12/15/03) (RB)
     3.850%, 04/07/00 (A)                                 9,200          9,200
Michigan State Hospital Finance Authority,
     Series A (LOC: First of America
     Expires: 12/15/03) (RB)
     3.850%, 04/07/00 (A)                                 7,800          7,800
     3.850%, 04/07/00 (A)                                 1,500          1,500
     3.850%, 04/07/00 (A)                                 3,125          3,125
     3.850%, 04/07/00 (A)                                 1,500          1,500

TAX FREE OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Michigan Strategic Fund (GO) (INS: FGIC)
     3.950%, 04/07/00 (A) (C)                           $ 9,200        $ 9,200
                                                                   -------------
                                                                        36,325
                                                                   -------------
MINNESOTA -- 10.8%
Bloomington Multifamily Housing Authority,
     Rental Housing, Crow/Bloomington Project
     (LOC: Credit Suisse NY
     Expires: 06/30/05) (RB)
     3.950%, 04/07/00 (A)                                17,005         17,005
Eden Prairie, Multifamily Housing Authority
     (LOC: Nationsbank
     Expires: 10/15/00) (RB)
     4.050%, 04/07/00 (A)                                14,905         14,905
Minneapolis & St Paul Metro Airport
     (RB) (INS: FGIC)
     4.000%, 04/07/00 (A) (C)                             8,250          8,250
Minneapolis, Series B (LOC: Bayerische Vereinsbank
     Expires: 06/25/03) (RB)
     3.750%, 04/07/00 (A)                                 8,160          8,160
Minnesota State, Pre-refunded @ 100 (GO)
     7.000%, 08/01/00 (B)                                 2,850          2,877
Regents of University of Minnesota (RB)
     3.900%, 04/07/00 (A)                                26,000         26,000
                                                                   -------------
                                                                        77,197
                                                                   -------------
MISSISSIPPI -- 0.6%
Mississippi State Public Improvements,
     Pre-refunded @ 102 (GO)
     7.125%, 10/01/00 (B)                                 4,300          4,454
                                                                   -------------
MISSOURI -- 0.8%
Kansas City Midamerica Health Services
     (LOC: Mellon Expires: 06/30/00) (RB)
     3.950%, 04/07/00 (A)                                 5,400          5,400
                                                                   -------------
NEBRASKA -- 0.7%
Omaha Nebraska Public Power District (RB)
     5.000%, 02/01/01                                     4,930          4,964
                                                                   -------------
NEVADA -- 1.0%
Nevada State (GO)
     3.960%, 04/07/00 (A) (C)                             5,000          5,000
Nevada State, ABN AMRO Munitops
     (GO) (INS: MBIA)
     4.030%, 04/07/00 (A) (C)                             2,500          2,500
                                                                   -------------
                                                                         7,500
                                                                   -------------
NEW YORK -- 1.4%
New York City Transitional Finance Authority (RB)
     4.000%, 04/07/00 (A) (C)                            10,000         10,000
                                                                   -------------
NORTH CAROLINA -- 1.3%
Mecklenburg County Public Improvement
     Series B (GO)
     4.300%, 02/01/01                                     9,000          9,015
                                                                   -------------


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000      7)

STATEMENTS OF NET ASSETS  MARCH 31, 2000 (UNAUDITED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
OHIO -- 3.8%
Greene County Hospital Facilities Revenue,
     Series A (LOC: Keybank
     Expires: 09/22/04) (RB)
     3.900%, 04/07/00 (A)                              $ 17,065       $ 17,065
Ohio State Water Development Authority
     (GTY: General Motors) (RB)
     3.950%, 04/07/00 (A)                                10,000         10,000
                                                                   -------------
                                                                        27,065
                                                                   -------------
OKLAHOMA -- 3.8%
Oklahoma County Finance Authority
     (GTY: Merrill Lynch & Co.) (GO)
     4.090%, 04/07/00 (A) (C)                            19,300         19,300
Tulsa Industrial Authority (RB) (INS: MBIA)
     3.960%, 04/07/00 (A) (C)                             7,970          7,970
                                                                   -------------
                                                                        27,270
                                                                   -------------
PENNSYLVANIA -- 0.6%
Lehigh County General Purpose Authority,
     Phoebe-Devitt Homes Project, Series B
     (LOC: First Union National Bank
     Expires: 10/29/01) (RB)
     3.900%, 04/07/00 (A)                                 4,265          4,265
                                                                   -------------
SOUTH CAROLINA -- 4.6%
Berkeley County Pollution Control Revenue
     (GTY: Alcoa) (RB)
     3.960%, 04/07/00 (A)                                13,750         13,750
South Carolina State (GO)
     5.500%, 04/01/00                                     4,500          4,500
South Carolina State Public Improvements (GO)
     5.500%, 10/01/00                                     3,470          3,500
York County (GTY: Duke Power) (TECP)
     4.050%, 08/08/00                                     5,000          5,000
York County Pollution Control, Series N3
     (GTY: CFC) (RB)
     4.050%, 09/15/00 (A)                                 6,000          6,000
                                                                   -------------
                                                                        32,750
                                                                   -------------
SOUTH DAKOTA -- 0.6%
Yankton Industrial Development, Alumax Project
     (GTY: Alcoa) (RB)
     3.960%, 04/07/00 (A) (C)                             4,500          4,500
                                                                   -------------
TENNESSEE -- 3.8%
Clarksville County Public Building Authority Revenue
     (LOC: Nationsbank Expires: 06/08/02) (RB)
     4.000%, 04/07/00 (A) (C)                            10,000         10,000
Maury County Health & Educational Facilities,
     Southern Healthcare Systems Project A,
     Series E (LOC: Bank One
     Expires: 07/25/01) (RB)
     4.000%, 04/07/00 (A) (C)                             4,600          4,600

TAX FREE OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Nashville & Davidson Counties, Metropolitan
     Government Industrial Development
     (LOC: Barclays Expires: 11/15/00) (RB)
     4.050%, 04/07/00 (A)                               $ 7,035        $ 7,035
Tennessee State (GO)
     7.000%, 03/01/01                                     5,355          5,485
                                                                   -------------
                                                                        27,120
                                                                   -------------
TEXAS -- 8.8%
Comal Independent School District
     (GTY: TXPSF) (GO)
     4.030%, 04/07/00 (A) (C)                            10,002         10,002
Dallas (GO)
     5.600%, 02/15/01                                     3,000          3,037
     5.000%, 02/15/01                                     3,135          3,156
Lower Neches Valley Authority, Texas Neches River
     Treatment Project (GTY: Mobil Oil) (RB)
     3.750%, 04/07/00 (A)                                 9,400          9,400
San Antonio Electric & Gas (RB) (INS: MBIA)
     3.960%, 04/07/00 (A) (C)                             7,455          7,455
Tarrant County Water Control Improvements,
     Pre-refunded @ 100 (RB)
     5.800%, 03/01/01 (B)                                 5,000          5,071
Texas A&M University (TECP)
     3.750%, 04/11/00                                     7,200          7,200
Texas Public Financing Authority (TECP)
     3.750%, 04/06/00                                     8,000          8,000
     3.800%, 04/06/00                                     9,500          9,500
                                                                   -------------
                                                                        62,821
                                                                   -------------
VERMONT -- 0.5%
Vermont State Student Loan Revenue
     (LOC: State Street
     Expires: 09/01/04) (RB)
     4.100%, 04/07/00 (A)                                 3,440          3,440
                                                                   -------------
VIRGINIA -- 2.4%
Alexandria Industrial Development Authority,
     American Red Cross Project (LOC: First Union
     Expires: 03/30/01) (RB)
     3.900%, 04/07/00 (A)                                 5,900          5,900
Richmond Public Improvements, Series A
     Pre-refunded @ 102 (RB)
     6.700%, 01/15/01 (B)                                 3,995          4,150
Spotsylvania Industrial Development Authority,
     Residential Care Facility, Chancellors Village,
     Project A (LOC: First Union
     Expires: 10/01/01) (RB)
     3.900%, 04/07/00 (A)                                 7,300          7,300
                                                                   -------------
                                                                        17,350
                                                                   -------------
WASHINGTON -- 9.6%
Seattle Municipal Water Utility Improvements,
     Pre-refunded @ 102 (RB)
     7.125%, 05/01/00 (B)                                 8,515          8,710
Washington State (GO) (INS: MBIA)
     4.030%, 04/07/00 (A) (C)                             9,000          9,000


The accompanying notes are an integral part of the financial statements.


(8      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Washington State Housing Finance Nonprofit Authority,
     Rockwood Retirement Project
     (LOC: Wells Fargo Expires: 12/01/00) (RB)
     4.100%, 04/01/00 (A)                              $ 16,675       $ 16,675
Washington State Housing Finance Authority,
     YMCA Tacoma and Pierce Project A
     (LOC: Keybank Expires: 12/22/03) (RB)
     3.950%, 04/07/00 (A)                                 5,500          5,500
Washington State Housing Finance Authority,
     YMCA Tacoma and Pierce Project B
     (LOC: Keybank Expires: 12/22/03) (RB)
     3.950%, 04/07/00 (A)                                 5,500          5,500
Washington State Public Power Supply System,
     Nuclear Project #2,
     Pre-refunded @ 102 (RB)
     7.500%, 01/01/01 (B)                                 4,525          4,726
Washington State Public Power Supply Systems,
     Nuclear Project #3 (RB)
     3.960%, 04/07/00 (A) (C)                             7,240          7,240
Washington State Public Power Supply Systems,
     Series C, Nuclear Project #2,
     Pre-refunded @ 102
     7.625%, 01/01/01 (B)                                 6,000          6,268
Washington State, Series B,
     Pre-refunded @ 100 (GO)
     6.600%, 08/01/00 (B)                                 5,000          5,050
                                                                   -------------
                                                                        68,669
                                                                   -------------
WISCONSIN -- 4.0%
Madison (GO)
     5.000%, 05/01/00                                     2,200          2,203
Wisconsin Rural Water
     4.250%, 09/15/00                                     4,000          4,005
Wisconsin State (GO)
     5.750%, 05/01/00                                     2,000          2,004
Wisconsin State Health & Education Facilities
     Authority, Blood Center Project, Series A
     (LOC: M&I Expires: 06/15/02) (RB)
     3.850%, 04/07/00 (A)                                 7,565          7,565
Wisconsin State Health & Education Facilities
     Authority, Froedtert Memorial Hospital Project
     (LOC: M&I Expires: 04/15/02) (RB)
     3.980%, 04/07/00 (A)                                12,000         12,000
Wisconsin State, Pre-refunded @ 101 (GO)
     6.250%, 05/01/00 (B)                                 1,000          1,012
                                                                   -------------
                                                                        28,789
                                                                   -------------
WYOMING -- 4.6%
Gillette Pollution Control Revenue
     (LOC: Commerzbank A.G.
     Expires: 06/07/04) (RB)
     3.900%, 04/07/00 (A)                                28,000         28,000
Uinta County Pollution Control, Chevron USA
     Project (GTY: Chevron) (RB)
     3.850%, 05/01/00 (A)                                 5,000          5,000
                                                                   -------------
                                                                        33,000
                                                                   -------------

MULTISTATE -- 2.2%
Clipper Tax Exempt Trust 1998-2 (RB)
     4.110%, 04/07/00 (A) (C)                            15,800         15,800
                                                                   -------------

TAX FREE OBLIGATIONS FUND (CONCLUDED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
     (Cost $672,247)                                                 $ 672,247
                                                                   -------------

MONEY MARKET FUNDS -- 5.7%
AIM Tax Free Institutional Cash Reserve              21,852,000         21,852
Federated Tax Free Money Market                      18,680,000         18,680
                                                                   -------------

TOTAL MONEY MARKET FUNDS
     (Cost $40,532)                                                     40,532
                                                                   -------------

TOTAL INVESTMENTS -- 99.7%
     (Cost $712,779)                                                   712,779
                                                                   -------------
OTHER ASSETS AND LIABILITIES, NET -- 0.3%                                2,257
                                                                   -------------
NET ASSETS -- 100.0%
Portfolio Capital--Class A ($.01 par value--
     20 billion authorized) based on
     339,531,147  outstanding shares                                   339,496
Portfolio Capital--Class D ($.01 par value--
     20 billion authorized) based on
     25,500,427 outstanding shares                                      25,500
Portfolio Capital--Class Y ($.01 par value--
     20 billion authorized) based on
     350,029,715 outstanding shares                                    350,027
Accumulated net realized gain on investments                                13
                                                                   -------------
TOTAL NET ASSETS -- 100.0%                                            $715,036
                                                                   -------------
Net asset value, offering price, and redemption
     price per share -- Class A                                          $1.00
                                                                   -------------
Net asset value, offering price, and redemption
     price per share -- Class D                                          $1.00
                                                                   -------------
Net asset value, offering price, and redemption
     price per share -- Class Y                                          $1.00
                                                                   -------------

(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2000. The date shown is the next put date.

(B) Pre-refunded Security--Pre-refunded issues are backed by U.S. Government Obligations. These bonds mature at the call date. The pre-refunded date is shown as the maturity date on the Statement of Net Assets. See also the notes to the financial statements.

(C) Security sold within terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

AMBAC--American Municipal Bond Assurance Company
CFC--National Rural Utilities Cooperative Finance Corporation
FGIC--Financial Guaranty Insurance Corporation
GO--General Obligation
GTY--Guaranty
INS--Insured
LOC--Letter of Credit
M&I--Marshall & Ilsley
MBIA--Municipal Bond Insurance Association
RB--Revenue Bond
TECP--Tax Exempt Commercial Paper
TXPSF--Texas Permanent School Fund


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000      9)

STATEMENTS OF NET ASSETS  MARCH 31, 2000 (UNAUDITED)

TREASURY OBLIGATIONS FUND

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 27.8%
U.S. Treasury Notes
     6.375%, 05/15/00                                  $ 75,000     $   75,127
     5.500%, 05/31/00                                    75,000         75,055
     6.250%, 05/31/00                                   100,000        100,185
     5.375%, 06/30/00                                    50,000         50,002
     5.875%, 06/30/00                                    50,000         50,063
     5.375%, 07/31/00                                    25,000         24,990
     6.125%, 07/31/00                                    50,000         50,118
     8.750%, 08/15/00                                    50,000         50,635
     5.125%, 08/31/00                                   125,000        124,841
     6.250%, 08/31/00                                    25,000         25,079
     6.125%, 09/30/00                                    75,000         75,215
     4.000%, 10/31/00                                   175,000        173,354
     5.750%, 11/15/00                                    50,000         49,987
     4.625%, 11/30/00                                    75,000         74,424
     5.625%, 11/30/00                                    50,000         49,872
     4.500%, 01/31/01                                   100,000         98,520
     5.000%, 02/28/01                                    50,000         49,408
U.S. Treasury Bill
     5.328%, 04/20/00                                   400,000        398,735
                                                                   -------------

TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $1,595,610)                                               1,595,610
                                                                   -------------

REPURCHASE AGREEMENTS -- 72.4%
ABN AMRO Securities
     6.05%, dated 03/31/00, matures
     04/03/00, repurchase price
     $500,084,028 (collateralized by
     U.S. Treasury Obligations: total market
     value $510,000,492)                                500,000        500,000
Banc One
     6.07%, dated 03/31/00, matures
     04/03/00, repurchase price
     $250,042,153 (collateralized by
     U.S. Treasury Obligations: total market
     value $255,001,854)                                250,000        250,000
Bear Stearns
     6.05%, dated 03/31/00, matures
     04/03/00, repurchase price
     $250,042,014 (collateralized by
     U.S. Treasury Obligations: total market
     value $259,473,000)                                250,000        250,000
CS First Boston
     6.13%, dated 03/31/00, matures
     04/03/00, repurchase price
     $300,051,083 (collateralized by
     U.S. Treasury Obligations: total market
     value $307,433,410)                                300,000        300,000
Donaldson Lufkin & Jenrette
     6.08%, dated 03/31/00, matures
     04/03/00, repurchase price $511,156,314
     (collateralized by U.S. Treasury Obligations:
     total market value $521,291,844)                   511,070        511,070
Lehman Brothers
     6.05%, dated 03/31/00,
     matures 04/03/00, repurchase price
     $250,042,014 (collateralized by
     U.S. Treasury Obligations: total market
     value $254,935,968)                                250,000        250,000

TREASURY OBLIGATIONS FUND (CONCLUDED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter
     6.255%, dated 03/31/00, matures
     04/03/00, repurchase price $250,043,438
     (collateralized by U.S. Treasury Obligations:
     total market value $256,157,440)                 $ 250,000      $ 250,000
Prudential Securities
     6.09%, dated 03/31/00, matures
     04/03/00, repurchase price
     $250,042,292 (collateralized by
     U.S. Treasury Obligations: total market
     value $255,000,868)                                250,000        250,000
Salomon Smith Barney
     6.08%, dated 03/31/00, matures
     04/03/00, repurchase price
     $600,101,333 (collateralized by
     U.S. Treasury Obligations: total market
     value $612,200,916)                                600,000        600,000
Societe Generale
     6.05%, dated 03/31/00, matures
     04/03/00, repurchase price $250,042,014
     (collateralized by U.S. Treasury Obligations:
     total market value $255,014,551)                   250,000        250,000
Warburg Dillon Reed
     6.09%, dated 03/31/00, matures
     04/03/00, repurchase price $750,126,875
     (collateralized by U.S. Treasury Obligations:
     total market value $765,004,816)                   750,000        750,000
                                                                   -------------

TOTAL REPURCHASE AGREEMENTS
     (Cost $4,161,070)                                               4,161,070
                                                                   -------------

TOTAL INVESTMENTS -- 100.2%
     (Cost $5,756,680)                                               5,756,680
                                                                   -------------
OTHER ASSETS AND LIABILITIES, NET -- (0.2%)                            (11,742)
                                                                   -------------
NET ASSETS -- 100.0%
Portfolio Capital--Class A ($.01 par value--
     20 billion authorized) based on
     34,535,235 outstanding shares                                      34,535
Portfolio Capital--Class D ($.01 par value--
     20 billion authorized) based on
     3,419,803,700 outstanding shares                                3,419,807
Portfolio Capital--Class Y ($.01 par value--
     20 billion authorized) based on
     2,290,604,686 outstanding shares                                2,290,606
Undistributed net investment income                                         22
Accumulated net realized loss on investments                               (32)
                                                                   -------------
TOTAL NET ASSETS -- 100.0%                                          $5,744,938
                                                                   -------------
Net asset value, offering price, and redemption
     price per share -- Class A                                          $1.00
                                                                   -------------
Net asset value, offering price, and redemption
     price per share -- Class D                                          $1.00
                                                                   -------------
Net asset value, offering price, and redemption
     price per share -- Class Y                                          $1.00
                                                                   -------------


The accompanying notes are an integral part of the financial statements.


(10     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

STATEMENTS OF OPERATIONS for the six months ended March 31, 2000 (unaudited), in thousands

                                            GOVERNMENT          PRIME        TAX FREE        TREASURY
                                           OBLIGATIONS    OBLIGATIONS     OBLIGATIONS     OBLIGATIONS
                                                  FUND           FUND            FUND            FUND
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                       $51,316+      $343,879         $12,589        $162,415
------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                         3,656         23,517           1,375          11,995
Less: Waiver of investment advisory fees          (535)        (3,293)           (223)         (1,677)
Administrator fees                                 537          3,450             202           1,761
Distribution fees - class A                        567          5,539             375              38
Distribution fees - class B                         --             21              --              --
Distribution fees - class C                         --              2              --              --
Distribution fees - class D                        317            359              23           2,751
Custodian fees                                     274          1,765             103             900
Registration fees                                   46            360              28             151
Professional fees                                   18            116               7              61
Transfer agent fees                                170          2,673              92             102
Printing                                            28            180              10              88
Directors' fees                                     18            114               7              58
Other                                               24             88              14              55
------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                               5,120         34,891           2,013          16,283
======================================================================================================
Investment income - net                         46,196        308,988          10,576         146,132
------------------------------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                    --             33              --              --
======================================================================================================
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                               $46,196       $309,021         $10,576        $146,132
======================================================================================================

+Includes income from securities lending program. See the Notes to the Financial Statements for additional information.



The accompanying notes are an integral part of the financial statements.


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     11)

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                           GOVERNMENT                                 PRIME
                                                                     OBLIGATIONS FUND                      OBLIGATIONS FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                             10/1/99          10/1/98           10/1/99             10/1/98
                                                                  to               to                to                  to
                                                             3/31/00          9/30/99           3/31/00             9/30/99
-----------------------------------------------------------------------------------------------------------------------------
                                                          (unaudited)                        (unaudited)
OPERATIONS:
Investment income - net                                  $    46,196      $    81,027       $   308,988         $   490,914
Net realized gain (loss) on investments                           --               38                33                (209)
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations          46,196           81,065           309,021             490,705
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  class A                                                    (11,047)         (18,697)         (111,519)           (181,035)
  class B                                                         --               --               (94)               (140)
  class C                                                         --               --                (8)                 (4)
  class D                                                    (10,613)         (16,906)          (12,592)            (16,568)
  class Y                                                    (24,592)         (45,419)         (184,777)           (293,224)
Net realized gain on investments
  class A                                                         --               --                --                  --
  class B                                                         --               --                --                  --
  class C                                                         --               --                --                  --
  class D                                                         --               --                --                  --
  class Y                                                         --               --                --                  --
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                          (46,252)         (81,022)         (308,990)           (490,971)
=============================================================================================================================
CAPITAL SHARE TRANSACTIONS
AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
  Proceeds from sales                                        241,043        1,650,447         2,636,624          15,877,099
  Reinvestment of distributions                               10,697           17,873           106,130             175,570
  Payments for redemptions                                  (250,106)      (1,558,123)       (2,209,639)        (15,581,050)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
 class A transactions                                          1,634          110,197           533,115             471,619
-----------------------------------------------------------------------------------------------------------------------------
Class B:
  Proceeds from sales                                             --               --             3,895               6,253
  Reinvestment of distributions                                   --               --                82                 126
  Payments for redemptions                                        --               --            (3,983)             (4,770)
-----------------------------------------------------------------------------------------------------------------------------
(Decrease) increase in net assets from
 class B transactions                                             --               --                (6)              1,609
-----------------------------------------------------------------------------------------------------------------------------
Class C:
  Proceeds from sales                                             --               --               419                 639
  Reinvestment of distributions                                   --               --                 7                   3
  Payments for redemptions                                        --               --              (630)               (301)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
 class C transactions                                             --               --              (204)                341
-----------------------------------------------------------------------------------------------------------------------------
Class D:
  Proceeds from sales                                        389,654        1,401,607         1,236,419           1,486,760
  Reinvestment of distributions                                   --               --                29                  --
  Payments for redemptions                                  (426,401)      (1,346,477)       (1,234,519)         (1,294,419)
-----------------------------------------------------------------------------------------------------------------------------
(Decrease) increase in net assets from
 class D transactions                                        (36,747)          55,130             1,929             192,341
-----------------------------------------------------------------------------------------------------------------------------
Class Y:
  Proceeds from sales                                      1,706,872        3,218,268        10,361,905          14,825,991
  Reinvestment of distributions                               11,178           22,941            80,840             128,234
  Payments for redemptions                                (1,751,311)      (3,302,378)       (9,621,143)        (14,171,383)
-----------------------------------------------------------------------------------------------------------------------------
(Decrease) increase in net assets from
 class Y transactions                                        (33,261)         (61,169)          821,602             782,842
-----------------------------------------------------------------------------------------------------------------------------
(Decrease) increase in net assets from
 capital share transactions                                  (68,374)         104,158         1,356,436           1,448,752
-----------------------------------------------------------------------------------------------------------------------------
Total (decrease) increase in net assets                      (68,430)         104,201         1,356,467           1,448,486
NET ASSETS AT BEGINNING OF PERIOD                          1,813,411        1,709,210        10,829,440           9,380,954
=============================================================================================================================
NET ASSETS AT END OF PERIOD (B)                          $ 1,744,981      $ 1,813,411       $12,185,907         $10,829,440
=============================================================================================================================

(B) Includes undistributed net investment income (distributions in excess of net investment income) (000) of $(38) and $18 for Government Obligations Fund, $121 and $123 for Prime Obligations Fund, $0 and $(28) for Tax Free Obligations Fund, $22 and $28 for Treasury Obligations Fund, at March 31, 2000, and September 30, 1999, respectively.


The accompanying notes are an integral part of the financial statements.


(12     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

                       TAX FREE                           TREASURY
               OBLIGATIONS FUND                   OBLIGATIONS FUND
-------------------------------------------------------------------
       10/1/99          10/1/98          10/1/99           10/1/98
            to               to               to                to
       3/31/00          9/30/99          3/31/00           9/30/99
-------------------------------------------------------------------
    (unaudited)                       (unaudited)

  $     10,576     $     17,794     $    146,132     $     263,376
            --               14               --               (32)
-------------------------------------------------------------------
        10,576           17,808          146,132           263,344
-------------------------------------------------------------------


        (4,367)          (7,079)            (729)           (1,677)
            --               --               --                --
            --               --               --                --
          (468)            (799)         (88,341)         (171,457)
        (5,713)          (9,960)         (57,068)          (90,248)

            --               --               --                --
            --               --               --                --
            --               --               --                --
            --               --               --                --
            --               --               --                --
-------------------------------------------------------------------
       (10,548)         (17,838)        (146,138)         (263,382)
===================================================================



       314,507        1,438,162          105,692           174,704
         4,085            6,862              650             1,839
      (247,719)      (1,423,553)         (95,277)         (254,808)
-------------------------------------------------------------------

        70,873           21,471           11,065           (78,265)
-------------------------------------------------------------------

            --               --               --                --
            --               --               --                --
            --               --               --                --
-------------------------------------------------------------------

            --               --               --                --
-------------------------------------------------------------------

            --               --               --                --
            --               --               --                --
            --               --               --                --
-------------------------------------------------------------------

            --               --               --                --
-------------------------------------------------------------------

        34,138           60,330        6,320,892        12,947,653
            --               --               --                --
       (42,104)         (56,959)      (6,753,284)      (12,950,371)
-------------------------------------------------------------------

        (7,966)           3,371         (432,392)           (2,718)
-------------------------------------------------------------------

       271,273          600,968        6,146,405         8,751,666
           121               87           14,336            20,667
      (259,873)        (535,531)      (6,490,958)       (7,955,114)
-------------------------------------------------------------------

        11,521           65,524         (330,217)          817,219
-------------------------------------------------------------------

        74,428           90,366         (751,544)          736,236
-------------------------------------------------------------------
        74,456           90,336         (751,550)          736,198
       640,580          550,244        6,496,488         5,760,290
===================================================================
  $    715,036     $    640,580     $  5,744,938     $   6,496,488
===================================================================


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     13)

FINANCIAL HIGHLIGHTS For a share outstanding, throughout the periods ended September 30, unless otherwise indicated

                            NET ASSET                    DIVIDENDS    NET ASSET
                                VALUE           NET       FROM NET        VALUE
                            BEGINNING    INVESTMENT     INVESTMENT       END OF
                            OF PERIOD        INCOME         INCOME       PERIOD
---------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS FUND
class A
 2000* (unaudited)            $  1.00      $  0.024      $ (0.024)      $  1.00
 1999                            1.00         0.043        (0.043)         1.00
 1998(1)                         1.00         0.021        (0.021)         1.00
class D
 2000* (unaudited)            $  1.00      $  0.025      $ (0.025)      $  1.00
 1999                            1.00         0.044        (0.044)         1.00
 1998                            1.00         0.050        (0.050)         1.00
 1997                            1.00         0.049        (0.049)         1.00
 1996                            1.00         0.050        (0.050)         1.00
 1995(2)                         1.00         0.038        (0.038)         1.00
class Y
 2000* (unaudited)            $  1.00      $  0.026      $ (0.026)      $  1.00
 1999                            1.00         0.046        (0.046)         1.00
 1998                            1.00         0.052        (0.052)         1.00
 1997                            1.00         0.051        (0.051)         1.00
 1996                            1.00         0.051        (0.051)         1.00
 1995                            1.00         0.054        (0.054)         1.00
PRIME OBLIGATIONS FUND
class A
 2000* (unaudited)            $  1.00      $  0.025      $ (0.025)      $  1.00
 1999                            1.00         0.044        (0.044)         1.00
 1998                            1.00         0.050        (0.050)         1.00
 1997                            1.00         0.049        (0.049)         1.00
 1996                            1.00         0.050        (0.050)         1.00
 1995(2)                         1.00         0.038        (0.038)         1.00
class B
 2000* (unaudited)            $  1.00      $  0.022      $ (0.022)      $  1.00
 1999                            1.00         0.038        (0.038)         1.00
 1998                            1.00         0.042        (0.042)         1.00
 1997                            1.00         0.042        (0.042)         1.00
 1996                            1.00         0.042        (0.042)         1.00
 1995(3)                         1.00         0.032        (0.032)         1.00
class C
 2000* (unaudited)            $  1.00      $  0.022      $ (0.022)      $  1.00
 1999(4)                         1.00         0.024        (0.024)         1.00
class D
 2000* (unaudited)            $  1.00      $  0.026      $ (0.026)      $  1.00
 1999                            1.00         0.046        (0.046)         1.00
 1998                            1.00         0.051        (0.051)         1.00
 1997                            1.00         0.050        (0.050)         1.00
 1996                            1.00         0.051        (0.051)         1.00
 1995(5)                         1.00         0.038        (0.038)         1.00
class Y
 2000* (unaudited)            $  1.00      $  0.027      $ (0.027)      $  1.00
 1999                            1.00         0.048        (0.048)         1.00
 1998                            1.00         0.053        (0.053)         1.00
 1997                            1.00         0.052        (0.052)         1.00
 1996                            1.00         0.052        (0.052)         1.00
 1995                            1.00         0.055        (0.055)         1.00
---------------------------------------------------------------------------------

   +Returns are for the period indicated and have not been annualized.
   *For the six month period ended March 31, 2000. All ratios have been annualized.
(1) Commenced operations on April 29, 1998. All ratios for the period have been annualized.
(2) Commenced operations on January 21, 1995. All ratios for the period have been annualized.
(3) Commenced operations on January 23, 1995. All ratios for the period have been annualized.
(4) Commenced operations on February 1, 1999. All ratios for the period have been annualized.
(5) Commenced operations on January 24, 1995. All ratios for the period have been annualized.


The accompanying notes are an integral part of the financial statements.


(14     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

                                                                         RATIO OF NET
                                                             RATIO OF      INVESTMENT
                                          RATIO OF NET    EXPENSES TO       INCOME TO
                              RATIO OF      INVESTMENT        AVERAGE         AVERAGE
               NET ASSETS  EXPENSES TO       INCOME TO     NET ASSETS      NET ASSETS
     TOTAL         END OF      AVERAGE         AVERAGE     (EXCLUDING      (EXCLUDING
    RETURN   PERIOD (000)   NET ASSETS      NET ASSETS       WAIVERS)        WAIVERS)
--------------------------------------------------------------------------------------


    2.47%+    $  436,848         0.75%           4.86%          0.81%           4.80%
    4.36         435,227         0.75            4.28           0.82            4.21
    2.10+        325,024         0.70            4.93           0.76            4.87

    2.54%+    $  402,529         0.60%           5.01%          0.66%           4.95%
    4.52         439,287         0.60            4.44           0.67            4.37
    5.15         384,143         0.60            5.03           0.67            4.96
    5.04         337,199         0.60            4.92           0.67            4.85
    5.08         269,382         0.60            4.96           0.69            4.87
    3.85+        198,859         0.60            5.45           0.70            5.35

    2.62%+    $  905,604         0.45%           5.15%          0.51%           5.09%
    4.67         938,897         0.45            4.57           0.52            4.50
    5.30       1,000,043         0.45            5.18           0.52            5.11
    5.20         946,196         0.45            5.07           0.52            5.00
    5.24         777,594         0.45            5.10           0.54            5.01
    5.55         551,286         0.45            5.44           0.60            5.29

    2.54%+    $4,704,003         0.80%           5.03%          0.87%           4.96%
    4.51       4,170,881         0.80            4.42           0.87            4.35
    5.15       3,699,197         0.70            5.00           0.79            4.91
    5.06         218,261         0.70            4.95           0.77            4.88
    5.08         135,146         0.70            4.94           0.79            4.85
    3.84+         96,083         0.70            5.43           0.82            5.31

    2.22%+    $    4,001         1.45%           4.38%          1.51%           4.32%
    3.85           4,007         1.45            3.78           1.51            3.72
    4.37           2,397         1.45            4.29           1.53            4.21
    4.27           2,018         1.45            4.17           1.52            4.10
    4.29           1,763         1.45            4.15           1.54            4.06
    3.28+             14         1.45            4.70           1.57            4.58

    2.22%+    $      136         1.45%           4.35%          1.51%           4.29%
    2.47+            341         1.45            3.75           1.51            3.69

    2.65%+    $  427,927         0.60%           5.24%          0.66%           5.18%
    4.73         426,004         0.60            4.62           0.66            4.56
    5.26         233,675         0.60            5.13           0.68            5.05
    5.16         113,064         0.60            5.02           0.67            4.95
    5.18         109,213         0.60            4.98           0.69            4.89
    3.86+          9,735         0.60            5.51           0.72            5.39

    2.73%+    $7,049,840         0.45%           5.39%          0.51%           5.33%
    4.89       6,228,207         0.45            4.78           0.51            4.72
    5.42       5,445,685         0.45            5.28           0.53            5.20
    5.32       3,615,873         0.45            5.19           0.52            5.12
    5.34       3,166,213         0.45            5.20           0.54            5.11
    5.64       2,911,055         0.45            5.53           0.60            5.38
--------------------------------------------------------------------------------------


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     15)

FINANCIAL HIGHLIGHTS For a share outstanding, throughout the periods ended September 30, unless otherwise indicated

                                     NET ASSET                  DIVIDENDS   NET ASSET
                                         VALUE          NET      FROM NET       VALUE
                                     BEGINNING   INVESTMENT    INVESTMENT      END OF
                                     OF PERIOD       INCOME        INCOME      PERIOD
---------------------------------------------------------------------------------------
TAX FREE OBLIGATIONS FUND(A)
class A
 2000* (unaudited)                     $  1.00     $  0.015     $ (0.015)     $  1.00
 1999                                     1.00        0.025       (0.025)        1.00
 1998(1)                                  1.00        0.024       (0.024)        1.00
 1997(2)                                  1.00        0.010       (0.010)        1.00
 1997(3)                                  1.00        0.027       (0.027)        1.00
 1996(3)                                  1.00        0.028       (0.028)        1.00
 1995(3)(4)                               1.00        0.017       (0.017)        1.00
class D
 2000* (unaudited)                     $  1.00     $  0.015     $ (0.015)     $  1.00
 1999                                     1.00        0.026       (0.026)        1.00
 1998(1)                                  1.00        0.025       (0.025)        1.00
 1997(5)                                  1.00        0.000       (0.000)        1.00
class Y
 2000* (unaudited)                     $  1.00     $  0.016     $ (0.016)     $  1.00
 1999                                     1.00        0.028       (0.028)        1.00
 1998(1)                                  1.00        0.026       (0.026)        1.00
 1997(2)                                  1.00        0.011       (0.011)        1.00
 1997(3)                                  1.00        0.031       (0.031)        1.00
 1996(3)                                  1.00        0.032       (0.032)        1.00
 1995(3)(4)                               1.00        0.019       (0.019)        1.00
TREASURY OBLIGATIONS FUND
class A
 2000* (unaudited)                     $  1.00     $  0.024     $ (0.024)     $  1.00
 1999                                     1.00        0.042       (0.042)        1.00
 1998(6)                                  1.00        0.045       (0.045)        1.00
class D
 2000* (unaudited)                     $  1.00     $  0.024     $ (0.024)     $  1.00
 1999                                     1.00        0.043       (0.043)        1.00
 1998                                     1.00        0.050       (0.050)        1.00
 1997                                     1.00        0.049       (0.049)        1.00
 1996                                     1.00        0.049       (0.049)        1.00
 1995                                     1.00        0.051       (0.051)        1.00
 1994(7)                                  1.00        0.031       (0.031)        1.00
class Y
 2000* (unaudited)                     $  1.00     $  0.025     $ (0.025)     $  1.00
 1999                                     1.00        0.045       (0.045)        1.00
 1998                                     1.00        0.051       (0.051)        1.00
 1997                                     1.00        0.050       (0.050)        1.00
 1996                                     1.00        0.050       (0.050)        1.00
 1995(8)                                  1.00        0.038       (0.038)        1.00
---------------------------------------------------------------------------------------

   +Returns are for the period indicated and have not been annualized.
   *For the six month period ended March 31, 2000. All ratios have been annualized.
(A) The financial highlights for Tax Free Obligations Fund as set forth herein include the historical financial highlights of the Qualivest Tax-Free Money Market Fund class A and class Y shares. The assets of Qualivest Tax-Free Money Market Fund were acquired by Tax Free Obligations Fund on November 25, 1997. In connection with such acquisition, (i) class A shares of the Qualivest Tax-Free Money Market Fund were exchanged for class A shares of Tax Free Obligations Fund; and (ii) Qualivest class Y and class Q shares were exchanged for class Y shares of Tax Free Obligations Fund.
(1) For the period December 1, 1997 to September 30, 1998. All ratios for the period have been annualized. The funds' fiscal year end changed from November 30 to September 30, effective September 30, 1998.
(2) For the period August 1, 1997 to November 30, 1997. All ratios for the period have been annualized. The funds' fiscal year end changed from July 31 to November 30, effective November 30, 1997.
(3) For the period ended July 31.
(4) Commenced operations January 9, 1995. All ratios for the period have been annualized.
(5) Commenced operations November 26, 1997. All ratios for the period have been annualized. For the period ended November 30.
(6) Commenced operations on November 3, 1997. All ratios for the period have been annualized.
(7) Commenced operations on October 4, 1993. All ratios for the period have been annualized.
(8) Commenced operations on January 24, 1995. All ratios for the period have been annualized.


The accompanying notes are an integral part of the financial statements.


(16     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

                                                                          RATIO OF NET
                                                              RATIO OF      INVESTMENT
                                           RATIO OF NET    EXPENSES TO       INCOME TO
                               RATIO OF      INVESTMENT        AVERAGE         AVERAGE
              NET ASSETS    EXPENSES TO       INCOME TO     NET ASSETS      NET ASSETS
   TOTAL          END OF        AVERAGE         AVERAGE     (EXCLUDING      (EXCLUDING
  RETURN    PERIOD (000)     NET ASSETS      NET ASSETS       WAIVERS)        WAIVERS)
----------------------------------------------------------------------------------------


   1.47%+     $  339,515          0.74%           2.91%          0.81%           2.84%
   2.51          268,626          0.74            2.47           0.82            2.39
   2.45+         247,154          0.70            2.84           0.83            2.71
   0.96+          28,662          0.89            2.83           1.23            2.49
   2.76           31,668          0.88            2.73           1.23            2.38
   2.81           30,143          0.89            2.78           1.25            2.42
   1.66+          33,569          1.00            2.98           1.36            2.62

   1.54%+     $   25,500          0.60%           3.05%          0.66%           2.99%
   2.66           33,464          0.60            2.62           0.67            2.55
   2.51+          30,095          0.60            3.02           0.73            2.89
   0.04+               1          0.60            3.20           9.07           (5.27)

   1.61%+     $  350,021          0.45%           3.20%          0.51%           3.14%
   2.82          338,490          0.45            2.75           0.52            2.68
   2.67+         272,995          0.45            3.13           0.58            3.00
   1.08+          10,703          0.64            3.09           0.97            2.76
   3.17            9,137          0.48            3.13           0.83            2.78
   3.22            3,895          0.41            2.92           0.79            2.54
   1.88+           1,264          0.59            3.38           0.94            3.03


   2.39%+     $   34,560          0.70%           4.74%          0.76%           4.68%
   4.31           23,496          0.70            4.24           0.76            4.18
   4.54+         101,749          0.70            4.88           0.76            4.82

   2.44%+     $3,419,794          0.60%           4.81%          0.66%           4.75%
   4.41        3,852,189          0.60            4.32           0.66            4.26
   5.10        3,854,933          0.60            4.98           0.66            4.92
   4.98        2,847,215          0.60            4.88           0.68            4.80
   5.00        1,616,130          0.60            4.86           0.70            4.76
   5.22        1,038,818          0.60            5.13           0.70            5.03
   3.12+         746,090          0.58            3.19           0.68            3.09

   2.52%+     $2,290,584          0.45%           4.96%          0.51%           4.90%
   4.57        2,620,803          0.45            4.49           0.51            4.43
   5.26        1,803,608          0.45            5.13           0.51            5.07
   5.14          897,797          0.45            5.03           0.53            4.95
   5.15          317,392          0.45            5.00           0.55            4.90
   3.83+         117,171          0.45            5.50           0.55            5.40
----------------------------------------------------------------------------------------


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     17)

NOTES TO FINANCIAL STATEMENTS March 31, 2000 (unaudited)

1 >  ORGANIZATION

     The First American Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund and Treasury Obligations Fund (collectively, the "Funds") are funds offered by First American Funds, Inc. ("FAF"). FAF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAF's articles of incorporation permit the Board of Directors to create additional funds in the future.

     FAF offers class A, class B, class C, class D and class Y shares. Class B shares of the Prime Obligations Fund are only available pursuant to an exchange for class B shares of another fund in the First American Family of Funds. Class A shares are not subject to sales charges. Class B shares may be subject to a contingent deferred sales charge for six years and automatically convert to class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 18 months. Class D and class Y shares are offered only to qualifying institutional investors. Class B and class C shares are not offered by the Government Obligations Fund, Tax Free Obligations Fund, or Treasury Obligations Fund.

     The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies. All classes of shares in FAF have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fees charged may differ among classes.


2 >  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Funds are as follows:

     SECURITY VALUATION - Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on the accrual basis.

     DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month.

     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets. Class specific expenses are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day.

     FEDERAL TAXES - It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred due to wash sales.

     The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises.

     REPURCHASE AGREEMENTS - Each Fund may enter into repurchase agreements with member banks of the Federal Reserve or registered broker dealers whom the Advisor deems creditworthy under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.


(18     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

     Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Each Fund may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

     SECURITIES LENDING - Each Fund may lend up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities in order to earn additional income. Each Fund's policy is to maintain collateral in the form of cash, United States Government securities or other high grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked to market" daily until the securities are returned.

     HISTORICAL FINANCIAL STATEMENT INFORMATION - The financial information presented for Tax Free Obligations Fund prior to November 25, 1997, is that of the former Qualivest Tax Free Money Market Fund. The historical financial information of the Qualivest Fund was carried over to the newly formed FAF Fund.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.


3 >  FEES AND EXPENSES

     ADVISORY FEES - Pursuant to an investment advisory agreement (the "Agreement"), First American Asset Management (the "Advisor"), a division of U.S. Bank National Association ("U.S. Bank"), manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay the Advisor a monthly fee based upon average daily net assets. The fee for each of the Funds is equal to an annual rate of 0.40% of the average daily net assets. The Advisor intends to waive fees during the current fiscal year so that total fund operating expenses do not exceed expense limitations. Fee waivers may be discontinued at any time.

     ADMINISTRATION FEES - SEI Investments Management Corporation ("SIMC") provided administrative services, including certain accounting, legal, and shareholder services to the First American Family of Funds from October 1, 1999 through December 31, 1999. Effective January 1, 2000, U.S. Bank was appointed as the administrator and began providing administrative services to the First American Family of Funds. Under both arrangements, the Funds are charged an annual rate of 0.07% of each FAF Fund's average daily net assets, with a minimum annual fee of $50,000. To the extent that aggregate net assets of the First American Family of Funds exceed $8 billion, the annual rate for each FAF Fund is reduced to 0.055% of their respective share of excess net assets. Fees are computed daily and paid monthly.


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     19)

NOTES TO FINANCIAL STATEMENTS March 31, 2000 (unaudited)

     SUB-ADMINISTRATION FEES - U.S. Bank assisted SIMC and provided sub-administration services for the Funds from October 1, 1999 through December 31, 1999. For these services SIMC compensates U.S. Bank, as sub-administrator, monthly at an annual rate of up to 0.05% of each Fund's daily net assets. The fees for each Fund from October 1, 1999 through December 31, 1999 were approximately 0.017% of average daily net assets. Under this arrangement, SIMC paid U.S. Bank $2,646,000 in aggregate for this three month period. Effective January 1, 2000 SIMC was appointed sub-administrator and began assisting U.S. Bank in providing sub-administration services for the Funds. For these services, U.S. Bank compensates SIMC monthly at an annual rate equal to 0.05% of aggregate average daily net assets of FAIF. In addition, SIMC also receives 0.015% on assets up to $34.5 billion, 0.0075% on the next $25.5 billion and 0.005% on assets over $60 billion for all Funds. There is a minimum $50,000 per Fund fee (the oldest 38 Funds are excluded). U.S. Bank paid SIMC $2,820,000 in aggregate from January 1, 2000 through March 31, 2000 for the First American Family of Funds. For the Funds included in this semi-annual report the amounts paid to U.S. Bank and SIMC for their respective periods were as follows (000):

                                                              U.S. BANK     SIMC
     ---------------------------------------------------------------------------
     Government Obligations Fund                                $157        $ 65
     Prime Obligations Fund                                      938         450
     Tax Free Obligations Fund                                    54          27
     Treasury Obligations Fund                                   509         215
     ---------------------------------------------------------------------------
     CUSTODIAN FEES - Through a separate contractual agreement, U.S. Bank serves as the Funds' custodian. The fee for each Fund is equal to an annual rate of 0.03% of average daily net assets, which is computed daily and paid monthly.

     DISTRIBUTION FEES - SEI Investments Distribution Co. ("SIDCO"), serves as distributor of the Funds. Under the distribution plan, each Fund pays SIDCO a monthly distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the class A shares, 1.00% of the class B and class C shares, and 0.15% of the class D shares which may be used by SIDCO to provide compensation for sales support and distribution activities. No distribution fees are paid by class Y shares. Under the agreement, SIDCO paid U.S. Bank and its affiliates the following amounts for the Funds included in this annual report, for the six months ended March 31, 2000
     (000):

                                                     U.S. BANCORP      U.S. BANK
                                      U.S. BANK     PIPER JAFFRAY          TRUST
     ---------------------------------------------------------------------------
     Government Obligations Fund        $  414          $  468            $ 1
     Prime Obligations Fund              2,234           3,659              1
     Tax Free Obligations Fund              90             308             --
     Treasury Obligations Fund           2,782               6              1
     ---------------------------------------------------------------------------

     TRANSFER AGENT FEES - From October 1, 1999 to December 31, 1999 DST Systems, Inc. provided transfer agency services for the Funds. Effective January 1, 2000 U.S. Bank was appointed as transfer agent and dividend disbursement agent. As the servicing agent U.S. Bank was paid $4,252,000 in aggregate for the six month period ended March 31, 2000. For the six month period ended March 31, 2000 fees paid to U.S. Bank for the funds included in this report were as follows (000):

     ---------------------------------------------------------------------------
     Government Obligations Fund                                          $  137
     Prime Obligations Fund                                                2,508
     Tax Free Obligations Fund                                                75
     Treasury Obligations Fund                                                25
     ---------------------------------------------------------------------------

     OTHER FEES - In addition to the investment advisory and management fees, custodian fees, distribution fees, administrator and transfer agent fees, each Fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing of shareholder reports, legal, auditing, insurance and other miscellaneous expenses.

     For the six months ended March 31, 2000, legal fees and expenses were paid to a law firm of which the Secretary of the Funds is a partner.

     SALES CHARGES - Class B shares are subject to a Contingent Deferred Sales Charge ("CDSC") imposed on redemptions made in class B shares for the first six years, and automatically convert to class A shares after eight years. The CDSC varies depending on the number of years from time of payment for the purchase of class B shares until the redemption of such shares.

                                                CONTINGENT DEFERRED SALES CHARGE
                                                       AS A PERCENTAGE OF DOLLAR
     YEAR SINCE PURCHASE                                AMOUNT SUBJECT TO CHARGE
     ---------------------------------------------------------------------------
            First                                               5.00%
            Second                                              5.00%
            Third                                               4.00%
            Fourth                                              3.00%
            Fifth                                               2.00%
            Sixth                                               1.00%
            Seventh                                             0.00%
            Eighth                                              0.00%
     ---------------------------------------------------------------------------


(20     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

     Class B shares will automatically convert to class A shares eight years after the first day of the month shares are purchased.

     A CDSC of 1.00% is imposed on redemptions made in class C shares for the first 18 months.

     The CDSC for class B shares and class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.


4 >  SECURITIES LENDING TRANSACTIONS

     In order to generate additional income, certain Funds may lend portfolio securities representing up to one-third of the value of total assets (which includes collateral received for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. The market value of the securities on loan at March 31, 2000, the collateral held at March 31, 2000, with respect to such loans, and income generated during the six months ended March 31, 2000, from the program were as follows (000):

                                         MARKET VALUE OF    INCOME RECEIVED FROM
     FUND                              LOANED SECURITIES      SECURITIES LENDING
     ---------------------------------------------------------------------------
     Government Obligations                     $414,494                     $61
     ---------------------------------------------------------------------------

                     MARKET VALUE OF COLLATERAL PURCHASED WITH CASH RECEIVED
                ----------------------------------------------------------------
                   REPURCHASE    MONEY MARKET    FIXED INCOME
     FUND          AGREEMENTS     INSTRUMENTS      SECURITIES              TOTAL
     ---------------------------------------------------------------------------
     Government
      Obligations    $422,743            $840            $ --           $423,583
     ---------------------------------------------------------------------------

     U.S. Bank acts as the securities lending agent in transactions involving the lending of portfolio securities on behalf of the Funds. For these services, U.S. Bank received $1,286,000 in aggregate for the six months ended March 31, 2000, for the First American Family of Funds. For the six months ended March 31, 2000, securities lending fees for the Funds included in this semiannual report were as follows (000):

     ---------------------------------------------------------------------------
     Government Obligations Fund                                             $41
     Prime Obligations Fund                                                   --
     Tax Free Obligations Fund                                                --
     Treasury Obligations Fund                                                --
     ---------------------------------------------------------------------------


5 >  CONCENTRATION OF CREDIT RISK

     The Tax Free Obligations Fund invests in securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At March 31, 2000, the percentage of portfolio investments by each revenue source was as follows (000):

                                                                      TAX FREE
                                                                     OBLIGATIONS
                                                                        FUND
     ---------------------------------------------------------------------------
     Revenue Bonds:
       Education                                                          5%
       Health Care Bonds                                                 15
       Utility Bonds                                                     10
       Pollution Control Bonds                                           12
       Public Facility Bonds                                              8
       Housing Bonds                                                     11
       Other                                                             12
     General Obligations                                                 23
     Anticipation Notes                                                   4
     ---------------------------------------------------------------------------
                                                                        100%
     ---------------------------------------------------------------------------

     The credit ratings of long-term debt as a percentage of total market value of investments at March 31, 2000, were as follows:

                                                                      TAX FREE
                                                                     OBLIGATIONS
     STANDARD & POOR'S/MOODY'S RATINGS:                                 FUND
     ---------------------------------------------------------------------------
     AAA/Aaa                                                             17%
     AA/Aa                                                               26
     A/A                                                                 45
     NR                                                                  12
     ---------------------------------------------------------------------------
                                                                        100%
     ---------------------------------------------------------------------------

     Securities rated by only one agency are shown in that category. Securities rated by both agencies are shown with their lowest rating.


                                 FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000 21)

NOTICE TO SHAREHOLDERS



   PRIME OBLIGATIONS FUND-EXPENSE RATIO CHANGE

   Effective April 1, 2000, Prime Obligations Fund expense ratios increased as follows:

   Share Class         Old Ratio        New Ratio

   A                     0.81%            0.84%
   B                     1.45%            1.48%
   C                     1.45%            1.48%
   D                     0.60%            0.63%
   Y                     0.45%            0.48%



(22     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

TRIBUTE TO DAVID T. BENNETT



     As friends and colleagues, the Board of Directors of the First American Funds wishes to recognize David T. Bennett for the significant and lasting contributions he made as a Director of the First American Funds. His services were cut short by his recent and untimely death following a 13-year battle with cancer.

     David was an attorney with the law firm of Gray, Plant, Mooty, Mooty & Bennett since graduating from law school in 1967. David was also a successful entrepreneur, owning controlling interests in Highland Manufacturing, Kiefer Built, and USL Products. He also devoted countless hours to numerous civic and charitable groups, including the Minneapolis Institute of Arts, the Guthrie Theater, the Nature Conservancy, and Dunwoody Institute.

     His association with the funds began in 1987, when he joined the Board of Directors of the Piper Funds. The First American Funds have been the beneficiary of David's experience, wisdom, and insight during challenging periods of change and growth. His knowledge of the industry and mutual fund board experience were invaluable during the critical transition period integrating the Piper and First American Fund Families. David's abilities were particularly appreciated by the Audit, Pricing, and Board Development Committees on which he served. The Directors with whom he served value greatly their time spent together.

     We gratefully and sincerely recognize David's contributions and extend our sincere condolences to David's family and friends.


                                 FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000 23)

                 (This page has been left blank intentionally.)

BOARD OF DIRECTORS FIRST AMERICAN FUNDS, INC.



       MR. ROBERT DAYTON
       Director of First American Funds, Inc.
       Chief Executive Officer of Okabena Company


       MR. ROGER GIBSON
       Director of First American Funds, Inc.
       Vice President of North America-Mountain Region for United Airlines


       MR. ANDREW HUNTER III
       Director of First American Funds, Inc.
       Chairman of Hunter Keith Industries


       MR. LEONARD KEDROWSKI
       Director of First American Funds, Inc.
       Owner and President of Executive Management Consulting, Inc.


       MR. JOHN MURPHY JR.
       Director of First American Funds, Inc.
       Executive Vice President, U.S. Bancorp


       MR. ROBERT SPIES
       Director of First American Funds, Inc.
       Retired Vice President, U.S. Bank National Association


       MR. JOSEPH STRAUSS
       Director of First American Funds, Inc.
       Former Chairman of First American Investment Funds, Inc.
       Owner and President of Strauss Management Company


       MS. VIRGINIA STRINGER
       Chairperson of First American Funds, Inc.
       Owner and President of Strategic Management Resources, Inc.


FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)


       FIRST AMERICAN FUNDS
       P.O. Box 1330
       Minneapolis, MN 55440-1330

       This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation. Shares in the funds are not deposits or obligations of, or guaranteed or endorsed by, U.S. Bank or any of its affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investment in the shares involves investment risk including loss of principal amount invested.

       Past performance does not guarantee future results. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


       INVESTMENT ADVISOR AND ADMINISTRATOR
           FIRST AMERICAN ASSET MANAGEMENT,
           A DIVISION OF U.S. BANK NATIONAL ASSOCIATION
           601 Second Avenue South
           Minneapolis, Minnesota 55402

       CUSTODIAN
           U.S. BANK NATIONAL ASSOCIATION
           180 East Fifth Street
           St. Paul, Minnesota 55101

       DISTRIBUTOR
           SEI INVESTMENTS DISTRIBUTION CO.
           1 Freedom Valley Drive
           Oaks, Pennsylvania 19456

       INDEPENDENT AUDITORS
           ERNST & YOUNG LLP
           1400 Pillsbury Center
           200 South Sixth Street
           Minneapolis, Minnesota 55402

       COUNSEL
           DORSEY & WHITNEY LLP
           220 South Sixth Street
           Minneapolis, Minnesota 55402





--------------------------------------------------------------------------------
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                                                                 U.S. Postage
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                                                                   Mpls, MN
                                                                Permit No. 26388
FIRST AMERICAN FUNDS
c/o Fulfillment Agent, American Financial Printing Inc.
404 Industrial Boulevard, N.E.
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In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 1-800-637-2548.


3010-00 5/2000